Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 191,371	$ 191,307	$ 145,932
Additions	1,195,482	64	45,375
Goodwill, Ending balance	1,386,853	191,371	191,307
Regional Banking
Goodwill [Roll Forward]
Goodwill, Beginning balance	93,367	93,303	47,928
Additions	1,150,518	64	45,375
Goodwill, Ending balance	1,243,885	93,367	93,303
Fixed Income
Goodwill [Roll Forward]
Goodwill, Beginning balance	98,004	98,004	98,004
Additions	44,964	0	0
Goodwill, Ending balance	$ 142,968	$ 98,004	$ 98,004